As filed with the Securities and Exchange Commission on August 4, 2010

Securities Act File No. 002-97596
Investment Company Act File No. 811-04297

United States Securities and Exchange Commission
Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 84	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 85	☒

VAN ECK FUNDS
(Exact Name of Registrant as Specified in its Charter)

335 Madison Avenue, 19th Floor
New York, New York 10017
(Address of Principal Executive Offices)

(212) 293-2000
Registrant’s Telephone Number

Joseph J. McBrien, Esq.
Senior Vice President and General Counsel
Van Eck Associates Corporation
335 Madison Avenue, 19th Floor
New York, New York 10017
(Name and Address of Agent for Service)

Copy to:
Philip H. Newman, Esq.
Goodwin Procter LLP
Exchange Place
53 State Street
Boston, Massachusetts 02109

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this registration statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
Immediately upon filing pursuant to paragraph (b)
x	On August 13, 2010 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On [date] pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On [date] pursuant to paragraph (a)(2) of rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:
x	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 84 (the "Amendment") to the Registration Statement of Van Eck Funds (the "Registrant") is being filed to delay the effectiveness of Post-Effective Amendment No. 83 until August 13, 2010. Parts A, B and C are incorporated by reference to Post-Effective Amendment No. 83, which was filed pursuant to rule 485(a) on May 24, 2010.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N1-A pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 4th day of August 2010.

VAN ECK FUNDS

   By:    /s/ Derek S. van Eck*
                Name: Derek S. van Eck
                                           Title: President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 84 to the Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ Derek S. van Eck*	Chief Executive Officer & President	August 4, 2010
Derek S. van Eck
/s/ Bruce J. Smith*	Senior Vice President & Chief Financial Officer	August 4, 2010
Bruce J. Smith
/s/ Jane DiRenzo Pigott*	Trustee	August 4, 2010
Jane DiRenzo Pigott
/s/ Jon Lukomnik*	Trustee	August 4, 2010
Jon Lukomnik
/s/ Wayne H. Shaner*	Trustee	August 4, 2010
Wayne H. Shaner
/s/ R. Alastair Short*	Trustee	August 4, 2010
R. Alastair Short
/s/ Richard D. Stamberger*	Trustee	August 4, 2010
Richard D. Stamberger
/s/ Robert L. Stelzl*	Trustee	August 4, 2010
Robert L. Stelzl

*By: /s/ Joseph J. McBrien
Joseph J. McBrien
Attorney‑in‑Fact